UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA EMERGING MARKETS FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30,
2005

[LOGO OF USAA]
   USAA(R)

                                 USAA EMERGING
                                        MARKETS Fund

                                       [GRAPHIC OF USAA EMERGING MARKETS FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
       NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

    Portfolio of Investments                                                12

    Notes to Portfolio of Investments                                       19

    Financial Statements                                                    21

    Notes to Financial Statements                                           24

EXPENSE EXAMPLE                                                             39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                      WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]      IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                     AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                        "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

D. KIRK HENRY, CFA                             ANDREW B. JOHNSEN, CFA
  The Boston Company Asset                       The Boston Company Asset
  Management, LLC                                Management, LLC

CLIFFORD A. SMITH, CFA                         PARAMESWARI ROYCHOUDHURY, CFA
  The Boston Company Asset                       The Boston Company Asset
  Management, LLC                                Management, LLC

CAROLYN M. KEDERSHA, CFA, CPA                  MICHELLE Y. CHAN, CFA
  The Boston Company Asset                       The Boston Company Asset
  Management, LLC                                Management, LLC
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Emerging Markets Fund had a total return of 18.98% for the six months ended November 30, 2005. This compares to a return of 22.35% for the Lipper Emerging Markets Funds Average, 23.22% for the Lipper Emerging Markets Funds Index, and 23.66% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

WHAT WAS THE OVERALL MARKET ENVIRONMENT?

                 Emerging markets continued to perform quite well on an absolute basis, driven largely by the resilient global economy. We're still seeing very impressive economic growth rates; for example, China's gross domestic product (GDP) likely will grow in excess of 9% this year, and India's likely will grow at around 8%. Commodity exports are strong, with Russia benefiting from the high price of oil and Brazil benefiting from oil and metal exports. We're also seeing rising local consumption across many emerging markets.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 FOREIGN  INVESTING  IS SUBJECT  TO  ADDITIONAL  RISKS,  SUCH AS
                 CURRENCY  FLUCTUATIONS,   MARKET  ILLIQUIDITY,   AND  POLITICAL
                 INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT FACTORS LED THE FUND TO UNDERPERFORM ITS PEER GROUP?

                 Recognizing the high-risk/high-reward nature of emerging markets, The Boston Company Asset Management, LLC establishes price targets based on individual company fundamentals and takes profits when these targets are reached. This can be a bit frustrating when emerging markets have significant momentum, as they do now, because the large capital inflows push stock prices beyond the levels the fundamentals dictate. However, over time our prudent strategy has helped provide a level of protection against the significant downturns that inevitably come in higher-risk markets.

                 For example, during the past six months, the strongest performer in Mexico was American Movile, which is trading at a very high trailing price-to-earnings (p/e) ratio of 31.4. Our stock selection is focused on companies with more attractive valuations and more stable growth profiles. For instance, in Mexico, we are over-weight in Telefonos de Mexico S.A. de C.V. ADR "L" (Telmex), which has a trailing p/e of 9.5. During the period, investors flocked to American Movile because it had signed up a lot of new subscribers, and wireless is a more exciting story. But in addition to a low valuation, Telmex has a strong growth profile, it's making good acquisitions, and it's focused on business providers who are much less fickle than individual wireless subscribers.

WHAT OTHER AREAS HAD AN IMPACT ON THE FUND'S PERFORMANCE?

                 In Brazil, we did well with our holding in Petroleo Brasileiro S.A. ADR (Petrobras), the oil company, but we were hurt by having only small positions relative to the Lipper Emerging
                 Markets Funds Index in Banco Bradesco S.A., which was up 95% during

                 BANCO BRADESCO S.A. AND COMPANHIA VALE DO RIO DOCE ADR WERE SOLD OUT OF THE FUND PRIOR TO NOVEMBER 30, 2005.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the period, and in iron ore producer Companhia Vale do Rio Doce ADR, which was up more than 50%.

                 Markets where we performed well included India, due to an overweight position relative to the MSCI Emerging Markets Index. We also did well in Russia, where our stock selection focused on oil, and in South Korea.

                 We started seeing our information technology holdings perform better as the period progressed, especially in Taiwan. We might have been a bit early into hardware, semiconductor, and contract manufacturing stocks, but our view was that they had excessively sold off.

WHAT'S YOUR OUTLOOK?

                 Our objective is to find companies that can navigate a variety of economic cycles. We think the portfolio is well-positioned in stocks that were overlooked in this year's momentum-driven market. We continue to look for high-quality businesses in a wide range of markets and sectors, such as Asian financials and Brazilian consumer stocks, which demonstrate strong fundamentals with relatively low valuations.

                 We thank you, our shareholders, for your investment in the Fund.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                            11/30/05                 5/31/05
--------------------------------------------------------------------------------
Net Assets                               $219.5 Million           $152.4 Million
Net Asset Value Per Share                    $14.98                   $12.59

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/05
--------------------------------------------------------------------------------
5/31/05 TO 11/30/05*            1 YEAR            5 YEARS           10 YEARS
      18.98%                    24.36%             16.50%             6.10%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        OVERVIEW

                            CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER EMERGING          LIPPER EMERGING          MSCI EMERGING        USAA EMERGING
              MARKETS FUNDS AVERAGE     MARKETS FUNDS INDEX        MARKETS INDEX         MARKETS FUND
              ---------------------     -------------------        -------------        -------------
11/30/95           $10,000.00                $10,000.00             $10,000.00            $10,000.00
12/31/95            10,331.69                 10,346.52              10,443.52             10,235.70
01/31/96            11,236.03                 11,286.88              11,185.86             11,451.60
02/29/96            11,169.72                 11,155.05              11,008.01             11,595.30
03/31/96            11,234.03                 11,247.65              11,093.75             11,540.03
04/30/96            11,734.15                 11,644.61              11,537.31             12,159.04
05/31/96            11,890.01                 11,760.26              11,485.79             12,302.74
06/30/96            11,957.79                 11,782.74              11,557.51             12,125.88
07/31/96            11,250.93                 11,099.50              10,767.63             11,238.38
08/31/96            11,540.27                 11,403.04              11,043.25             11,655.91
09/30/96            11,644.06                 11,519.80              11,138.91             11,818.28
10/31/96            11,357.15                 11,255.57              10,841.84             11,423.95
11/30/96            11,658.28                 11,509.90              11,023.50             11,760.29
12/31/96            11,830.36                 11,610.01              11,073.36             11,934.26
01/31/97            12,723.22                 12,497.66              11,828.67             12,850.49
02/28/97            13,124.64                 12,943.29              12,335.24             13,279.62
03/31/97            12,789.61                 12,613.71              12,011.22             13,024.46
04/30/97            12,878.59                 12,613.30              12,032.44             12,885.29
05/31/97            13,450.09                 13,049.38              12,376.81             13,372.40
06/30/97            14,199.10                 13,688.35              13,039.18             13,987.09
07/31/97            14,723.25                 14,089.25              13,233.83             14,287.17
08/31/97            13,254.39                 12,537.93              11,549.83             13,192.68
09/30/97            13,865.05                 12,990.33              11,869.86             13,922.34
10/31/97            11,699.63                 10,821.07               9,922.16             11,756.91
11/30/97            11,323.22                 10,326.71               9,560.13             11,192.01
12/31/97            11,497.23                 10,421.05               9,790.51             11,521.53
01/31/98            10,764.18                  9,694.38               9,022.63             10,462.35
02/28/98            11,674.87                 10,560.58               9,964.38             11,639.22
03/31/98            12,137.56                 10,953.74              10,396.79             12,204.11
04/30/98            12,257.84                 11,006.40              10,283.54             12,098.20
05/31/98            10,745.37                  9,554.88               8,874.27             10,568.27
06/30/98             9,829.57                  8,649.08               7,943.40              9,544.39
07/31/98            10,135.45                  8,912.79               8,195.25              9,723.06
08/31/98             7,433.17                  6,358.93               5,825.68              6,588.89
09/30/98             7,588.16                  6,597.55               6,195.23              7,051.89
10/31/98             8,173.08                  7,231.30               6,847.60              8,072.87
11/30/98             8,630.91                  7,717.02               7,417.10              8,500.26
12/31/98             8,563.65                  7,620.53               7,309.61              8,512.13
01/31/99             8,450.33                  7,465.88               7,191.68              8,298.43
02/28/99             8,342.17                  7,401.79               7,261.63              8,239.07
03/31/99             9,177.20                  8,226.51               8,218.64              9,058.23
04/30/99            10,324.45                  9,369.31               9,235.46             10,316.65
05/31/99            10,184.70                  9,256.19               9,181.73             10,079.21
06/30/99            11,374.35                 10,295.71              10,223.79             11,159.55
07/31/99            11,083.56                 10,039.53               9,946.05             10,906.50
08/31/99            11,009.57                  9,928.40              10,036.54             10,739.08
09/30/99            10,666.58                  9,575.80               9,696.88             10,236.81
10/31/99            11,023.36                  9,863.99               9,903.36             10,464.02
11/30/99            12,237.72                 10,952.04              10,791.34             11,337.02
12/31/99            14,436.51                 12,876.13              12,163.78             12,975.39
01/31/00            14,240.74                 12,726.86              12,236.28             12,700.34
02/29/00            14,886.08                 13,105.62              12,397.88             13,130.86
03/31/00            14,922.10                 13,144.50              12,458.39             13,106.94
04/30/00            13,273.92                 11,714.50              11,277.42             11,432.69
05/31/00            12,566.45                 11,090.97              10,811.19             10,739.08
06/30/00            13,254.92                 11,640.93              11,192.01             11,313.10
07/31/00            12,513.89                 11,165.97              10,616.42             10,797.01
08/31/00            12,727.88                 11,281.35              10,668.61             10,940.65
09/30/00            11,460.84                 10,203.18               9,737.07              9,971.08
10/31/00            10,616.71                  9,441.44               9,031.11              9,372.57
11/30/00             9,575.06                  8,588.00               8,241.41              8,426.94
12/31/00             9,899.73                  8,898.00               8,440.46              8,833.92
01/31/01            11,066.01                  9,928.92               9,602.71              9,659.86
02/28/01            10,139.60                  9,159.01               8,850.81              8,833.92
03/31/01             9,163.42                  8,285.30               7,981.48              8,043.89
04/30/01             9,714.20                  8,708.63               8,375.86              8,414.97
05/31/01             9,930.54                  8,948.11               8,475.84              8,570.58
06/30/01             9,728.35                  8,792.01               8,301.86              8,450.88
07/31/01             9,112.93                  8,246.78               7,777.26              8,007.98
08/31/01             8,948.54                  8,139.25               7,700.55              7,720.70
09/30/01             7,678.91                  6,977.80               6,508.66              6,751.13
10/31/01             8,093.68                  7,344.08               6,912.58              7,086.29
11/30/01             8,915.05                  8,071.57               7,634.28              7,648.88
12/31/01             9,459.53                  8,586.75               8,240.25              8,322.07
01/31/02             9,798.64                  8,925.31               8,519.49              8,730.37
02/28/02            10,004.90                  9,124.95               8,659.46              9,006.57
03/31/02            10,571.51                  9,624.72               9,181.22              9,607.01
04/30/02            10,666.12                  9,742.30               9,239.92              9,619.02
05/31/02            10,569.77                  9,652.69               9,092.70              9,522.95
06/30/02             9,784.48                  8,947.18               8,410.55              8,814.43
07/31/02             9,081.94                  8,278.48               7,770.87              8,069.89
08/31/02             9,131.03                  8,346.39               7,890.61              8,165.96
09/30/02             8,217.07                  7,509.42               7,039.28              7,289.32
10/31/02             8,615.47                  7,867.57               7,496.04              7,553.51
11/30/02             9,131.21                  8,396.84               8,012.02              8,081.90
12/31/02             8,870.39                  8,189.33               7,745.82              7,901.77
01/31/03             8,791.08                  8,141.90               7,712.09              7,805.70
02/28/03             8,579.30                  7,949.85               7,503.95              7,589.54
03/31/03             8,297.09                  7,693.49               7,291.17              7,373.38
04/30/03             9,040.58                  8,434.78               7,940.61              8,081.90
05/31/03             9,704.14                  9,041.30               8,510.52              8,682.34
06/30/03            10,180.92                  9,496.43               8,995.58              9,102.64
07/31/03            10,715.49                  9,931.14               9,558.95              9,607.01
08/31/03            11,421.27                 10,594.65              10,200.54             10,099.37
09/30/03            11,599.91                 10,829.64              10,275.32             10,327.54
10/31/03            12,542.40                 11,673.21              11,149.73             11,108.11
11/30/03            12,677.12                 11,846.40              11,286.74             11,312.25
12/31/03            13,717.74                 12,852.95              12,104.99             12,092.82
01/31/04            14,132.36                 13,220.45              12,534.90             12,465.10
02/29/04            14,741.03                 13,813.87              13,113.13             13,005.49
03/31/04            14,902.03                 13,999.14              13,281.63             13,089.55
04/30/04            13,668.76                 12,895.80              12,195.76             12,284.96
05/31/04            13,390.04                 12,644.15              12,034.08             12,080.82
06/30/04            13,385.70                 12,709.07              12,010.17             12,236.93
07/31/04            13,164.00                 12,522.55              11,797.80             12,056.80
08/31/04            13,676.67                 13,009.15              12,291.66             12,417.06
09/30/04            14,473.82                 13,772.00              13,001.59             13,005.49
10/31/04            14,847.11                 14,192.27              13,313.07             13,329.73
11/30/04            16,116.63                 15,359.42              14,546.19             14,542.61
12/31/04            16,915.14                 16,155.35              15,246.47             15,260.44
01/31/05            16,997.08                 16,212.78              15,294.73             15,115.56
02/28/05            18,394.88                 17,564.62              16,637.74             16,262.51
03/31/05            17,125.55                 16,370.35              15,541.63             15,127.63
04/30/05            16,728.58                 15,969.74              15,127.39             14,825.80
05/31/05            17,272.78                 16,463.82              15,660.00             15,200.07
06/30/05            17,767.05                 17,010.33              16,200.57             15,767.51
07/31/05            18,944.39                 18,184.57              17,346.89             16,757.50
08/31/05            19,144.99                 18,467.31              17,503.04             16,829.94
09/30/05            20,802.66                 20,082.43              19,135.13             18,170.06
10/31/05            19,573.15                 18,871.46              17,884.93             16,902.38
11/30/05            21,067.52                 20,285.92              19,365.75             18,085.55

                                   [END CHART]

                      DATA FROM 11/30/95 THROUGH 11/30/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The Lipper Emerging  Markets  Funds  Average is an average of emerging markets funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper  Emerging Markets  Funds  Index  tracks  the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

                 o The  Morgan  Stanley  Capital  International (MSCI)  Emerging
                   Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

------------------------------------------------------
                  TOP 10 INDUSTRIES*
                  (% of Net Assets)
------------------------------------------------------

Diversified Banks                                11.5%

Integrated Telecommunication Services            10.8%

Integrated Oil & Gas                              8.7%

Semiconductors                                    5.3%

Wireless Telecommunication Services               4.3%

Electric Utilities                                4.2%

Computer Hardware                                 2.9%

Diversified Chemicals                             2.9%

Electrical Components & Equipment                 2.6%

Automobile Manufacturers                          2.3%
------------------------------------------------------

*EXCLUDES MONEY  MARKET  INSTRUMENTS AND SHORT-TERM  INVESTMENTS PURCHASED  WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Petroleo Brasileiro S.A. ADR                     2.6%

Telefonos de Mexico S.A. de C.V. ADR "L"         2.6%

LUKoil Holdings ADR                              2.5%

Samsung Electronics Co. Ltd.                     2.4%

United Microelectronics Corp.                    2.4%

Reliance Industries Ltd. GDR                     1.9%

Korea Electric Power Corp.                       1.7%

Nedcor Ltd.                                      1.7%

SK Telecom Co. Ltd. ADR                          1.7%

Kookmin Bank                                     1.6%
------------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

             ASSET ALLOCATION
                 11/30/05

                         [PIE CHART OF ASSET ALLOCATION]

Korea                         19.2%
Other*                        19.1%
Taiwan                        15.0%
Brazil                        11.0%
South Africa                   8.8%
China                          8.5%
India                          7.3%
Mexico                         7.2%
Malaysia                       4.5%
Russia                         4.0%

               [END CHART]

                 *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY MARKET INSTRUMENTS (4.3%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.1%).

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN  INVESTING  IS SUBJECT  TO  ADDITIONAL  RISKS,  SUCH AS
                 CURRENCY  FLUCTUATIONS,   MARKET  ILLIQUIDITY,   AND  POLITICAL
                 INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

12

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               STOCKS (96.2%)

               BRAZIL (11.0%)
     34,600    Banco Itau S.A. ADR (Preferred) (Diversified Banks)(b)                         $    877
     44,290    Brasil Telecom Participacoes S.A. ADR (Preferred)
                  (Integrated Telecommunication Services)                                        1,719
 11,768,800    Centrais Electricas Brasileiras S.A. (Electric Utilities)                           215
 31,176,000    Centrais Electricas Brasileiras S.A. "B" (Preferred) (Electric Utilities)           574
 25,668,100    Companhia Energetica de Minas Gerais (CEMIG) (Preferred)
                  (Electric Utilities)                                                           1,040
178,956,300    Companhia Paranaense de Energia-Copel (Preferred) (Electric Utilities)            1,551
 19,214,300    Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)
                  (Water Utilities)                                                              1,212
     36,500    Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR
                  (Water Utilities)                                                                573
 14,549,400    Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                        1,410
     81,205    Duratex S.A. (Preferred) (Building Products)                                        859
     36,874    Embraer Empresa Brasileira de Aeronautica S.A. ADR (Preferred)
                  (Aerospace & Defense)(b)                                                       1,390
     89,900    Grendene S.A. (Footwear)                                                            898
    180,100    Klabin S.A. (Preferred) (Paper Packaging)                                           351
     82,996    Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                               5,611
     13,500    Telecomunicacoes Brasileiras S.A. ADR (Preferred) (Integrated
                  Telecommunication Services)                                                      469
     25,900    Telemar Norte Leste S.A. (Integrated Telecommunication Services)                    764
651,135,884    Telemig Celular Participacoes S.A. (Preferred) (Wireless
                  Telecommunication Services)                                                    1,226
     67,385    Telesp - Telecomunicacoes de Sao Paulo S.A. (Preferred) (Integrated
                  Telecommunication Services)                                                    1,405
     24,170    Uniao de Bancos Brasileiros S.A. (Unibanco) GDR (Preferred)
                  (Diversified Banks)                                                            1,495
     39,100    Votorantim Celulose e Papel S.A. ADR (Paper Products)(b)                            482
                                                                                              --------
                                                                                                24,121
                                                                                              --------
               CHILE (0.3%)
     16,000    Banco Santander Chile S.A. ADR (Diversified Banks)                                  692
                                                                                              --------
               CHINA (8.5%)
    367,100    BYD Co. Ltd. "H" (Electrical Components & Equipment)(a)                             554
    503,000    Beijing Capital International Airport Co. Ltd. "H"
                  (Industrial Conglomerates)(a)                                                    216

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
    118,000    Beijing Enterprises Holdings Ltd. (Packaged Foods & Meat)(a)                   $    204
  2,318,000    Brilliance China Automotive Holdings Ltd. (Auto Parts & Equipment)(a)               331
  1,490,000    CNOOC Ltd. (Oil & Gas Exploration & Production)(a)                                  992
    413,700    China Mobile Ltd. (Wireless Telecommunication Services)(a)                        2,018
  3,221,000    China Petroleum and Chemical Corp. "H" (Integrated Oil & Gas)(a)                  1,448
      4,100    China Petroleum and Chemical Corp. ADR "H" (Integrated Oil & Gas)                   185
    591,100    China Resources Enterprise Ltd. (Industrial Conglomerates)(a)                     1,051
    651,000    China Shenhua Energy Co. Ltd. "H" (Coal & Consumable Fuels)*(a)                     724
  4,955,000    China Telecom Corp. Ltd. "H" (Integrated Telecommunication Services)(a)           1,707
  5,888,400    Denway Motors Ltd. (Automobile Manufacturers)(a)                                  1,813
  1,533,000    Global Bio-chem Technology Group Co. Ltd. (Agricultural Products)(a)                661
  4,583,500    Huadian Power International Corp. Ltd. "H" (Electric Utilities)(a)                1,253
    898,500    Huaneng Power International, Inc. "H" (Electric Utilities)(a)                       614
    368,000    Panva Gas Holdings Ltd. (Commodity Chemicals)*(a)                                   182
  1,378,000    PetroChina Co. Ltd. "H" (Integrated Oil & Gas)(a)                                 1,081
    707,500    Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)(a)                   1,315
    415,000    Sinopec Shanghai Petrochemical Co. Ltd. "H" (Commodity Chemicals)(a)                144
  2,321,600    Sinopec Yizheng Chemical Fibre Co. Ltd. "H" (Specialty Chemicals)(a)                412
  2,085,000    Sinotrans Ltd. "H" (Air Freight & Logistics)(a)                                     752
    441,500    Weiqiao Textile Co. Ltd. "H" (Textiles)(a)                                          585
    778,000    Yanzhou Coal Mining Co. Ltd. "H" (Diversified Metals & Mining)(a)                   492
                                                                                              --------
                                                                                                18,734
                                                                                              --------
               CROATIA (0.3%)
     57,900    Pliva d.d. GDR (Pharmaceuticals)                                                    756
                                                                                              --------
               EGYPT (0.2%)
     43,600    Commercial International Bank S.A.E. GDR (Diversified Banks)                        405
                                                                                              --------
               HUNGARY (1.5%)
      6,651    Gedeon Richter Rt. (Pharmaceuticals)(a)                                           1,189
    465,200    Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)(a)                  2,089
                                                                                              --------
                                                                                                 3,278
                                                                                              --------
               INDIA (7.3%)
    121,200    Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)                               2,567
     49,700    Gail India Ltd. GDR (Oil & Gas Refining & Marketing)                              1,735
    862,000    Hindalco Industries Ltd. GDR (Aluminum)(a)                                        2,323
    380,750    Mahanagar Telephone Nigam Ltd. ADR (Integrated
                  Telecommunication Services)                                                    2,380

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
    118,257    Reliance Industries Ltd. GDR (Diversified Chemicals)                           $  4,265
     60,700    State Bank of India Ltd. GDR (Diversified Banks)(b)                               2,767
                                                                                              --------
                                                                                                16,037
                                                                                              --------
               INDONESIA (1.9%)
  3,142,300    PT Bank Mandiri Tbk (Regional Banks)(a)                                             404
  1,055,800    PT Gudang Garam Tbk (Tobacco)(a)                                                  1,151
 10,354,100    PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)(a)                            876
  3,277,500    PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication
                  Services)(a) 1,803
                                                                                              --------
                                                                                                 4,234
                                                                                              --------
                ISRAEL (0.8%)
    162,500     Bank Hapoalim Ltd. (Diversified Banks)(a)                                          705
    130,500     Bank Leumi Le-Israel (Regional Banks)(a)                                           473
    244,900     Super-Sol Ltd. (Food Retail)(a)                                                    606
                                                                                              --------
                                                                                                 1,784
                                                                                              --------
                KOREA (19.2%)
      3,043     Cheil Jedang Corp. (Packaged Foods & Meat)(a)                                      302
     15,140     Daelim Industrial Co. Ltd. (Construction & Engineering)(a)                         987
      6,020     Hyundai Department Store Co. Ltd. (Department Stores)(a)                           439
     23,740     Hyundai Motor Co. Ltd. (Automobile Manufacturers)(a)                             1,946
     11,810     INI Steel Co. (Steel)(a)                                                           249
     63,520     Industrial Bank of Korea (Consumer Finance)(a)                                     959
    143,600     KT Corp. ADR (Integrated Telecommunication Services)                             3,135
     50,033     Kangwon Land Inc. (Casinos & Gaming)(a)                                            983
     53,620     Kookmin Bank (Diversified Banks)(a)                                              3,518
      5,430     Kookmin Bank ADR (Diversified Banks)                                               358
    109,100     Korea Electric Power Corp. (Electric Utilities)(a)                               3,640
     13,500     Korea Electric Power Corp. ADR (Electric Utilities)                                228
     39,140     Korean Air Lines Co. Ltd. (Airlines)(a)                                          1,029
     33,200     Kumho Tire Co. Ltd. GDR (Tires & Rubber)*(a)                                       250
     63,250     Kumho Tire Co., Inc. (Tires & Rubber)(a)                                           951
     39,770     LG Chem Ltd. (Diversified Chemicals)(a)                                          2,007
     39,010     LG Electronics, Inc. (Electrical Components & Equipment)(a)                      2,946
      8,900     POSCO (Steel)(a)                                                                 1,771
     14,600     POSCO ADR (Steel)                                                                  727
     26,020     SK Corp. (Oil & Gas Refining & Marketing)(a)                                     1,353
      4,064     SK Telecom Co. Ltd. (Wireless Telecommunication Services)(a)                       759
    180,900     SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                    3,822
     55,950     Samsung Electro Mechanics Co. Ltd. (Communications Equipment)(a)                 1,848

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
      9,216    Samsung Electronics Co. Ltd. (Semiconductors)(a)                               $  5,308
     12,416    Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line Insurance)(a)                1,292
     13,430    Samsung SDI Co. Ltd. (Computer Storage & Peripherals)(a)                          1,394
                                                                                              --------
                                                                                                42,201
                                                                                              --------
               MALAYSIA (4.5%)
    955,900    AMMB Holdings Berhad (Multi-Sector Holdings)(a)                                     577
    620,000    Commerce Asset-Holding Berhad (Diversified Banks)(a)                                910
  1,236,000    Gamuda Berhad (Construction & Engineering)(a)                                     1,178
    340,600    Genting Berhad (Casinos & Gaming)(a)                                              1,848
    318,600    Kuala Lumpur Kepong Berhad (Agricultural Products)(a)                               700
    533,800    MK Land Holdings Berhad (Real Estate Management & Development)(a)                    91
    188,100    Malayan Banking Berhad (Diversified Banks)(a)                                       558
     88,000    Proton Holdings Berhad (Automobile Manufacturers)(a)                                163
    452,900    Resorts World Berhad (Hotels, Resorts, & Cruise Lines)(a)                         1,355
  1,506,500    Sime Darby Berhad (Multi-Sector Holdings)(a)                                      2,512
                                                                                              --------
                                                                                                 9,892
                                                                                              --------
               MEXICO (7.2%)
    171,144    Cemex S.A. de C.V. CPO (Construction Materials)                                     963
    126,920    Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)(b)                                 3,197
  1,443,900    Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)              2,134
  1,399,733    Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)*                               351
    166,800    Embotelladoras Arca S.A. (Soft Drinks)                                              367
     16,200    Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B" (Airport Services)             508
    649,900    Grupo Continental S.A. (Soft Drinks)                                              1,059
    469,500    Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)                    1,710
    250,700    Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated
                  Telecommunication Services)                                                    5,623
                                                                                              --------
                                                                                                15,912
                                                                                              --------
               PHILIPPINES (0.9%)
  1,092,600    ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)*(a)                        289
    963,040    Bank of the Philippine Islands (Diversified Banks)(a)                             1,043
    374,200    Manila Electric Co. "B" (Construction & Engineering)*(a)                            164
  2,691,700    SM Prime Holdings, Inc. (Real Estate Management & Development)(a)                   409
                                                                                              --------
                                                                                                 1,905
                                                                                              --------
               POLAND (1.2%)
    164,900    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(a)                 1,384
    159,057    Telekomunikacja Polska S.A. (Integrated Telecommunication Services)(a)            1,141
                                                                                              --------
                                                                                                 2,525
                                                                                              --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               RUSSIA (4.0%)
     97,600    LUKoil Holdings ADR (Integrated Oil & Gas)                                     $  5,568
     45,580    OAO Gazprom ADR (Integrated Oil & Gas)(b)                                         3,227
                                                                                              --------
                                                                                                 8,795
                                                                                              --------
               SOUTH AFRICA (8.8%)
    293,900    Alexander Forbes Ltd. (Other Diversified Financial Services)(a)                     639
    382,684    Aveng Ltd. (Building Products)(a)                                                 1,090
    110,602    Bidvest Group Ltd. (Industrial Conglomerates)(a)                                  1,499
    430,400    Illovo Sugar Ltd. (Packaged Foods & Meat)(a)                                        710
      5,693    Impala Platinum Holdings Ltd. (Precious Metals & Minerals)(a)                       745
    772,374    Nampak Ltd. (Paper Packaging)(a)                                                  1,924
    283,349    Nedcor Ltd. (Diversified Banks)(a)                                                3,822
    664,500    Network Healthcare Holdings Ltd. (Health Care Facilities)*(a)                       669
     58,800    SASOL Ltd. (Integrated Oil & Gas)(a)                                              1,961
  1,004,464    Sanlam Ltd. (Life & Health Insurance)(a)                                          2,044
    267,353    Sappi Ltd. (Paper Products)(a)                                                    2,850
    167,300    Shoprite Holdings Ltd. (Food Retail)(a)                                             437
    319,387    Steinhoff International Holdings Ltd. (Home Furnishings)*(a)                        853
                                                                                              --------
                                                                                                19,243
                                                                                              --------
               TAIWAN (15.0%)
    474,949    Accton Technology Corp. (Communications Equipment)*(a)                              213
  2,031,597    Advanced Semiconductor Engineering, Inc. (Semiconductor Equipment)(a)             1,456
  1,260,050    Benq Corp. (Communications Equipment)(a)                                          1,133
  1,328,120    China Motor Corp. Ltd. (Automobile Manufacturers)(a)                              1,219
    936,000    China Steel Corp. (Steel)(a)                                                        699
  1,405,222    Chinatrust Financial Holding Co. Ltd. (Diversified Banks)(a)                      1,128
     86,900    Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication Services)             1,514
  3,727,545    Compal Electronics, Inc. (Computer Hardware)(a)                                   3,265
    332,448    Delta Electronics, Inc. (Electronic Equipment Manufacturers)(a)                     668
    648,612    Elan Microelectronics Corp. (Semiconductor Equipment)(a)                            253
  2,871,200    First Financial Holding Co. Ltd. (Diversified Banks)(a)                           1,996
    279,000    Formosa Chemicals & Fibre Corp. (Specialty Chemicals)(a)                            439
    876,000    Nien Hsing Textile Co. Ltd. (Textiles)(a)                                           561
    866,057    Optimax Technology Corp. (Electronic Equipment Manufacturers)(a)                  1,482
  1,706,000    Powerchip Semiconductor Corp. (Semiconductors)(a)                                   940
  2,057,286    Quanta Computer, Inc. (Computer Hardware)(a)                                      3,148
  4,862,639    SinoPac Holdings Co. (Diversified Banks)(a)                                       2,207
    971,674    Sunplus Technology Co. Ltd. (Semiconductor Equipment)(a)                            970
    492,745    Taishin Financial Holdings Co. Ltd. (Diversified Banks)(a)                          258

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                                MARKET
     NUMBER                                                                                      VALUE
  OF SHARES    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
  1,864,720    Taiwan Cellular Corp. (Wireless Telecommunication Services)(a)                 $  1,648
    807,000    Uni-President Enterprises Corp. (Packaged Foods & Meat)(a)                          341
  9,719,675    United Microelectronics Corp. (Semiconductors)(a)                                 5,375
     12,100    United Microelectronics Corp. ADR (Semiconductors)                                   37
  5,881,440    Yageo Corp. (Electrical Components & Equipment)*(a)                               2,043
                                                                                              --------
                                                                                                32,993
                                                                                              --------
               THAILAND (2.3%)
  1,264,000    C.P. 7-Eleven Public Co. Ltd. (General Merchandise Stores)                          176
  5,788,100    Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)                      711
    328,200    Delta Electronics Public Co. Ltd. (Electrical Components & Equipment)               116
    725,300    Kasikornbank Public Co. Ltd. (Diversified Banks)(a)                               1,073
  4,676,200    Krung Thai Bank Public Co. Ltd. (Regional Banks)                                  1,126
  1,235,900    Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                          1,416
    225,200    Siam Makro Public Co. Ltd. (General Merchandise Stores)                             365
                                                                                              --------
                                                                                                 4,983
                                                                                              --------
               TURKEY (0.5%)
     62,911    Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining & Marketing)(a)       1,103
                                                                                              --------
               UNITED KINGDOM (0.8%)
    642,249    Old Mutual plc (Multi-Line Insurance)(a)                                          1,673
                                                                                              --------
               Total stocks (cost: $176,120)                                                   211,266
                                                                                              --------
               MONEY MARKET INSTRUMENTS (4.3%)

               MONEY MARKET FUNDS
    736,847    SSgA Money Market Fund, 3.71%(c)                                                    737
  8,606,086    SSgA Prime Money Market Fund, 3.89%(c)                                            8,606
                                                                                              --------
               Total money market instruments (cost: $9,343)                                     9,343
                                                                                              --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (4.1%)

               MONEY MARKET FUNDS (0.2%)
    540,773    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.00%(c)                     541
     10,873    Merrill Lynch Premier Institutional Fund, 3.91%(c)                                   11
                                                                                              --------
                                                                                                   552
                                                                                              --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

  PRINCIPAL                                                                                     MARKET
     AMOUNT                                                                                      VALUE
      (000)    SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (3.9%)(d)
     $8,500    Credit Suisse First Boston, LLC, 4.02%, acquired on 11/30/2005 and due 12/01/2005 at $8,500 (collateralized by $8,845 of Federal Home
                  Loan Bank Bonds(e), 4.30%, due 2/04/2010; market value $8,671)              $  8,500
                                                                                              --------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $9,052)                                               9,052
                                                                                              --------

               TOTAL INVESTMENTS (COST: $194,515)                                             $229,661
                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          CPO - Certificate of ordinary participation.

          GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Security was fair valued at November 30, 2005, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

          (b) The security or a portion thereof was out on loan as of November 30, 2005.

          (c) Rate represents the money market fund annualized seven-day yield at November 30, 2005.

          (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

              marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (e) U.S. government agency issues - securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          * Non-income-producing security for the 12 months preceding November 30, 2005.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $8,898) (identified cost of $194,515)                            $229,661
   Cash                                                                               1
   Cash denominated in foreign currencies (identified cost of $2,596)             2,614
   Receivables:
      Capital shares sold                                                           225
      Dividends and interest                                                        297
      Securities sold                                                               459
      Other                                                                           5
                                                                               --------
         Total assets                                                           233,262
                                                                               --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                            9,052
      Securities purchased                                                        4,249
      Capital shares redeemed                                                        88
      USAA Investment Management Company (Note 7D)                                    2
   Accrued management fees                                                          170
   Accrued transfer agent's fees                                                      7
   Other accrued expenses and payables                                              178
                                                                               --------
         Total liabilities                                                       13,746
                                                                               --------
            Net assets applicable to capital shares outstanding                $219,516
                                                                               ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                             $245,267
   Accumulated undistributed net investment income                                2,189
   Accumulated net realized loss on investments                                 (62,993)
   Net unrealized appreciation of investments                                    35,146
   Net unrealized depreciation on foreign currency translations                     (93)
                                                                               --------
            Net assets applicable to capital shares outstanding                $219,516
                                                                               ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               14,657
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  14.98
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $316)                            $ 1,983
   Interest                                                                         124
   Securities lending                                                                27
                                                                                -------
      Total income                                                                2,134
                                                                                -------
EXPENSES
   Management fees                                                                  912
   Administration and servicing fees                                                140
   Transfer agent's fees                                                            258
   Custody and accounting fees                                                      130
   Postage                                                                           23
   Shareholder reporting fees                                                        11
   Trustees' fees                                                                     4
   Registration fees                                                                 19
   Professional fees                                                                 25
   Other                                                                              5
                                                                                -------
      Total expenses                                                              1,527
   Expenses paid indirectly                                                          (7)
                                                                                -------
      Net expenses                                                                1,520
                                                                                -------
NET INVESTMENT INCOME                                                               614
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                                12,067
      Foreign currency transactions                                                (169)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                18,277
      Foreign currency translations                                                  16
                                                                                -------
         Net realized and unrealized gain                                        30,191
                                                                                -------
   Increase in net assets resulting from operations                             $30,805
                                                                                =======

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005

                                                                      11/30/2005      5/31/2005
                                                                      -------------------------
FROM OPERATIONS
   Net investment income                                                $    614       $  1,736
   Net realized gain on investments                                       12,067         13,181
   Net realized (loss) on foreign currency transactions                     (169)           (44)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         18,277         10,208
      Foreign currency translations                                           16            (52)
                                                                        -----------------------
         Increase in net assets resulting from operations                 30,805         25,029
                                                                        -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                       -           (706)
                                                                        -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              57,562         75,848
   Reinvested dividends                                                        -            688
   Cost of shares redeemed                                               (21,202)       (43,591)
                                                                        -----------------------
      Increase in net assets from capital
         share transactions                                               36,360         32,945
                                                                        -----------------------
   Capital contribution from USAA Transfer
      Agency Company                                                           -              3
                                                                        -----------------------
   Net increase in net assets                                             67,165         57,271

NET ASSETS
   Beginning of period                                                   152,351         95,080
                                                                        -----------------------
   End of period                                                        $219,516       $152,351
                                                                        =======================
Accumulated undistributed net investment income:
   End of period                                                        $  2,189       $  1,575
                                                                        =======================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             4,071          6,308
   Shares issued for dividends reinvested                                      -             55
   Shares redeemed                                                        (1,515)        (3,717)
                                                                        -----------------------
      Increase in shares outstanding                                       2,556          2,646
                                                                        =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

             A. SECURITY VALUATION - The value  of  each security  is determined
                (as of  the  close  of  trading on the  New York  Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments  in  open-end  investment  companies,  other than
                   ETFs, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                5. Securities  for  which  market  quotations  are  not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL  TAXES  -  The  Fund's  policy  is to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are  accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE  AGREEMENTS  -  The Fund  may  enter  into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. FOREIGN  CURRENCY  TRANSLATIONS  -  The  Fund's  assets  may  be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases  and  sales of  securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                2. Market value of securities, other  assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/ loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES  PAID  INDIRECTLY  -  A  portion  of  the  brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                and other bank credits reduced the Fund's expenses by $6,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of approximately $7,000.

             G. INDEMNIFICATIONS - Under the  Trust's organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             H. USE OF  ESTIMATES - The preparation  of financial statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2005, the Fund had capital loss carryovers of $74,782,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2007 and 2010, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                CAPITAL LOSS CARRYOVERS
          ----------------------------------
          EXPIRES                  BALANCE
          -------                -----------
          2007                   $27,431,000
          2009                    17,388,000
          2010                    29,963,000
                                 -----------
                         Total   $74,782,000
                                 ===========

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $65,702,000 and $32,089,000, respectively.

          As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $41,248,000 and $6,102,000, respectively, resulting in net unrealized appreciation of $35,146,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          At November 30, 2005, the terms of open foreign currency contracts were as follows (in thousands):

                        FOREIGN CURRENCY CONTRACTS TO BUY
------------------------------------------------------------------------------------
                                   U.S. DOLLAR                          UNREALIZED
 EXCHANGE         CONTRACTS TO     VALUE AS OF       IN EXCHANGE       APPRECIATION
   DATE             RECEIVE         11/30/2005      FOR U.S. DOLLAR   (DEPRECIATION)
------------------------------------------------------------------------------------
12/01/2005             163             $ 74             $ 74               $-
                 Brazilian Real
12/02/2005              44               20               20                -
                 Brazilian Real
12/01/2005           1,157              109              109                -
                  Mexican Peso
12/01/2005            185                49               49                -
                Malaysian Ringgit
12/01/2005            117                31               31                -
                Malaysian Ringgit
12/02/2005            148                39               39                -
                Malaysian Ringgit
12/01/2005             102               31               31                -
                   Polish Zloty
12/02/2005             468              141              141                -
                   Polish Zloty
------------------------------------------------------------------------------------
                                       $494             $494               $-
------------------------------------------------------------------------------------

                              FOREIGN CURRENCY CONTRACTS TO SELL
------------------------------------------------------------------------------------
                                   U.S. DOLLAR                          UNREALIZED
 EXCHANGE         CONTRACTS TO     VALUE AS OF       IN EXCHANGE       APPRECIATION
   DATE             DELIVER         11/30/2005      FOR U.S. DOLLAR   (DEPRECIATION)
------------------------------------------------------------------------------------
12/02/2005           414               $64              $64                $-
              South African Rand

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The
          Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2005, the Fund received securities-lending income of $27,000, which is net of the 20% income retained by MetWest. As of November 30, 2005, the Fund loaned securities having a fair market value of approximately $8,898,000 and received cash collateral of $9,052,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES -  The Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund,

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $912,000, which is net of a performance adjustment of $(19,000) that decreased the base management fee of 1.00% by 0.02%.

             B. SUBADVISORY ARRANGEMENTS -  The  Manager  has  entered  into  an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2005, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $645,000.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $140,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.80% of the Fund's average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. There were no reimbursable expenses for the six-month period ended November 30, 2005. As of November 30, 2005, the Fund has a payable to the Manager of $2,000 to refund prior payments made to the Fund based on earlier estimates of reimbursable expenses.

             E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

                the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $258,000.

            F.  UNDERWRITING  SERVICES  -  The  Manager  provides  exclusive
                underwriting   and  distribution  of  the  Fund's  shares  on  a
                continuing   best-efforts   basis.   The  Manager   receives  no
                commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                            YEAR ENDED MAY 31,
                                       ---------------------------------------------------------------------------------------
                                           2005            2005           2004            2003            2002            2001
                                       ---------------------------------------------------------------------------------------

Net asset value at
  beginning of period                  $  12.59        $  10.06        $  7.24         $  7.93         $  7.16         $  8.98
                                       ---------------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)              .02             .13            .07             .03(a)         (.02)(a)         .04(a)
  Net realized and unrealized
      gain (loss)                          2.37            2.47           2.75            (.72)(a)         .81(a)        (1.85)(a)
                                       ---------------------------------------------------------------------------------------
Total from investment operations           2.39            2.60           2.82            (.69)(a)         .79(a)        (1.81)(a)
Less distributions:
  From net investment income                  -            (.07)             -               -            (.02)           (.01)
                                       ---------------------------------------------------------------------------------------
Net asset value at end of period       $  14.98        $  12.59        $ 10.06         $  7.24         $  7.93         $  7.16
                                       =======================================================================================
Total return (%)*                         18.98           25.82          38.95           (8.70)          11.11          (20.19)
Net assets at end of period (000)      $219,516        $152,351        $95,080         $54,794         $57,073         $51,709
Ratio of expenses to average
  net assets (%)**(d)                      1.63(b,c)       1.80(c)        1.92(c)         2.33(c)         2.51            1.39
Ratio of net investment income (loss)
  to average net assets (%)**               .66(b)         1.42            .92             .42            (.33)            .47
Portfolio turnover (%)                    18.05           36.24          75.67          140.89          257.45          196.75

  * Assumes reinvestment  of all net investment income  distributions during the period.
**  For the six-month  period ended  November 30, 2005, average net assets  were
    $186,314,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.80% of the Fund's average annual net assets. From June 1,
    2003, through February 29, 2004, the voluntary expense ratio limit was 2.10%
    of the Fund's average annual net assets.
(d) Reflects total  operating  expenses  of the Fund  before  reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)       (.02%)         (.03%)          (.00%)(+)       (.01%)          (.01%)
    (+)Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2005 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                           BEGINNING              ENDING           DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE        JUNE 1, 2005-
                                          JUNE 1, 2005       NOVEMBER 30, 2005    NOVEMBER 30, 2005
                                         ----------------------------------------------------------
          Actual                            $1,000.00             $1,189.80             $8.93
          Hypothetical
            (5% return before expenses)      1,000.00              1,016.91              8.22

         *Expenses are equal to the Fund's annualized expense ratio of 1.63%, which is net of reimbursements and any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 18.98% for the six-month period of June 1, 2005, through November 30, 2005.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank & Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]  WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA       ----------------------------------
                              INSURANCE o MEMBER SERVICES

25559-0106                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.